Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(3)	Value of Initial Fixed $100 Investment Based On: Total Shareholder Return(4)	Net Loss (in thousands)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2025	$2,638,000	$2,640,143	$1,782,600	$1,783,649	$100.86	$(13,126)
2024	$1,856,209	$1,867,436	$1,396,313	$1,394,213	$100.75	$(11,773)
2023	$2,632,515	$3,548,853	$2,017,222	$2,764,408	$101.93	$(9,214)

Named Executive Officers, Footnote	For the years 2025, 2024 and 2023, this is the total compensation, as disclosed in the Summary Compensation Table above, for Mr. Goepel, our Principal Executive Officer (“PEO”).For the years 2025, 2024 and 2023, this is the average total compensation, as disclosed in the Summary Compensation Table above, for Mr. Goldstein and Mr. Pence, our non-PEO Named Executive Officers.
PEO Total Compensation Amount	$ 2,638,000	$ 1,856,209	$ 2,632,515
PEO Actually Paid Compensation Amount	$ 2,640,143	1,867,436	3,548,853
Adjustment To PEO Compensation, Footnote

	2025	2024	2023	2025	2024	2023
				Non-PEO	Non-PEO	Non-PEO
	PEO	PEO	PEO	(Average)	(Average)	(Average)
SCT Total Compensation	$2,638,000	$1,856,209	$2,632,515	$1,782,600	$1,396,313	$2,017,222
Subtract: Grant date fair value of equity awards granted during the covered year	(1,894,000)	(1,072,759)	(1,361,815)	(1,136,400)	(727,941)	(1,021,362)
Add: Fair value as of end of covered year of equity awards granted during covered year that were outstanding and unvested as of end of covered year	1,884,000	1,116,666	1,428,000	1,130,400	757,736	1,071,000
Add: Change in fair value from end of prior year to end of current year for equity awards granted in prior years that were outstanding and unvested at end of current year	991	(15,090)	6,982	699	(10,255)	8,384
Add: Fair value as of vesting date of equity awards that were granted and vested in same year	—	—	—	—	—	—
Add: Change in fair value from end of prior year to vesting date of equity awards granted in prior years that vested in covered year	11,152	(17,590)	843,171	6,350	(21,640)	689,164
Subtract: Fair value at end of prior year of equity awards granted in prior years that failed to vest (forfeited) in covered year	—	—	—	—	—	—
Add: Dollar amount of dividends or other earnings paid on equity awards in covered year prior to vesting date that are not included in total compensation for covered year	—	—	—	—	—	—
Compensation Actually Paid	$2,640,143	$1,867,436	$3,548,853	$1,783,649	$1,394,213	$2,764,408

Non-PEO NEO Average Total Compensation Amount	$ 1,782,600	1,396,313	2,017,222
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,783,649	1,394,213	2,764,408
Adjustment to Non-PEO NEO Compensation Footnote

	2025	2024	2023	2025	2024	2023
				Non-PEO	Non-PEO	Non-PEO
	PEO	PEO	PEO	(Average)	(Average)	(Average)
SCT Total Compensation	$2,638,000	$1,856,209	$2,632,515	$1,782,600	$1,396,313	$2,017,222
Subtract: Grant date fair value of equity awards granted during the covered year	(1,894,000)	(1,072,759)	(1,361,815)	(1,136,400)	(727,941)	(1,021,362)
Add: Fair value as of end of covered year of equity awards granted during covered year that were outstanding and unvested as of end of covered year	1,884,000	1,116,666	1,428,000	1,130,400	757,736	1,071,000
Add: Change in fair value from end of prior year to end of current year for equity awards granted in prior years that were outstanding and unvested at end of current year	991	(15,090)	6,982	699	(10,255)	8,384
Add: Fair value as of vesting date of equity awards that were granted and vested in same year	—	—	—	—	—	—
Add: Change in fair value from end of prior year to vesting date of equity awards granted in prior years that vested in covered year	11,152	(17,590)	843,171	6,350	(21,640)	689,164
Subtract: Fair value at end of prior year of equity awards granted in prior years that failed to vest (forfeited) in covered year	—	—	—	—	—	—
Add: Dollar amount of dividends or other earnings paid on equity awards in covered year prior to vesting date that are not included in total compensation for covered year	—	—	—	—	—	—
Compensation Actually Paid	$2,640,143	$1,867,436	$3,548,853	$1,783,649	$1,394,213	$2,764,408

Total Shareholder Return Amount	$ 100.86	100.75	101.93
Net Income (Loss)	$ (13,126,000)	(11,773,000)	(9,214,000)
PEO Name	Mr. Goepel
Additional 402(v) Disclosure	Compensation Actually Paid is the Summary Compensation Table total for the PEO (column (b) above) and Average Summary Compensation Table total for the Non-PEO NEOs (column (d) above), as applicable, with the following adjustments to the value of equity adjusted as follows pursuant to Item 402(v)(2)(iii)(C) of Regulations S-K:The value is based on a fixed investment of one hundred dollars in our common stock measured from the market close on December 30, 2022 (the last trading day of 2022) through and including the end of the fiscal year for each year reported in the table.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,894,000)	(1,072,759)	(1,361,815)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,884,000	1,116,666	1,428,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	991	(15,090)	6,982
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,152	(17,590)	843,171
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,136,400)	(727,941)	(1,021,362)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,130,400	757,736	1,071,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	699	(10,255)	8,384
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,350	(21,640)	689,164
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0